FAIR VALUE MEASUREMENTS	12 Months Ended
Mar. 31, 2014
FAIR VALUE MEASUREMENTS
FAIR VALUE MEASUREMENTS

18.                               FAIR VALUE MEASUREMENTS

(a)                                 Measured on recurring basis

Foreign currency forward contracts

The Group purchased foreign currency forward contracts to protect against the adverse effect that exchange rate fluctuation may have on foreign currency denominated sales activities. Foreign currency forward contracts are marked to market based on the prevailing forward exchange rate quoted by the contracted bank (Level 2 inputs). Assets and liabilities resulted from foreign currency forward contracts are recorded at its fair value.

As of March 31, 2013 and 2014, the fair value of foreign currency forward contracts, which amounted to nil and $57, respectively, is recorded in prepaid expenses and other current assets. During the year ended on March 31, 2014, gains on the foreign currency forward contracts are recognized in the consolidated statements of operations.

Details of the outstanding foreign currency forward contracts as of March 31, 2013 and 2014 were as follows:

	As of March 31,
	2013	2014

Settlement currency in:
U.S. dollar of entity with functional currency in RMB
Notional contract amount (U.S. dollar)	$—	$6,377

(b)           Measured at fair value on a non-recurring basis

The Group measured the fair value of the purchased intangible assets using the “cost”, “income approach excess earnings” and “with & without” valuation methods. These acquired intangible assets are considered Level 3 assets and liabilities because the Group used unobservable inputs, such as forecasted financial performance of the acquired business and discount rates, to determine the fair value of these purchased assets and liabilities.

The fair value was determined using models with significant unobservable inputs, Level 3 inputs, primarily the discounted future cash flow.

The fair value measurements of the intangible assets encompass the following significant unobservable inputs:

Range

Discount rate	20.5%-22%
Timing of cash flows	0.4-10 years

The Group measured the goodwill and intangible assets at fair value on a nonrecurring basis when it is annually evaluated or whenever events or changes in circumstances indicate that carrying amount of a reporting unit exceeds its fair value as a result of the impairment assessments. The Group did not recognize any impairment loss related to goodwill and acquired intangible assets for the year ended March 31, 2013 and 2014. The fair value was determined using models with significant unobservable inputs (Level 3 inputs), primarily the management projection of discounted future cash flow and the discount rate.